Intangible Assets and Goodwill (Details) - Schedule of Intangible Assets and Goodwill - USD ($)	6 Months Ended			12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Gross carrying value
Gross carrying value at beginning	$ 1,076,439	$ 1,149,920	$ 59,289,662	$ 59,289,662	$ 59,607,958
Gross carrying value, Additions	1,565,957	2,852,158	561,246	2,852,158
Gross carrying value, Derecognised on ‘Disposals of a subsidary				(68,500)	(318,129)
Gross carrying value, Exchange differences	8,878	(73,601)	(78,582)	60,886	167
Gross carrying value, Write off		(59,216,654)	(59,216,654)	(59,216,654)
Gross carrying value, Acquisation through business combination		998,330	998,330	1,132,817
Gross carrying value at ending	1,067,561	1,076,439	1,149,920	1,076,439	59,289,662
Accumulated amortisation
Accumulated amortisation at beginning	16,211	8,299	24,030,158	24,030,158	12,135,754
Accumulated amortisation, Charge for the year	7,944	16,211	8,299	16,211	11,894,518
Accumulated amortisation, Derecognised on ‘Disposals of a subsidary					(114)
Accumulated amortisation, Write off		(24,030,158)	(24,030,158)	(24,030,158)
Accumulated amortisation at ending	24,155	16,211	8,299	16,211	24,030,158
Net block	1,043,406	1,060,228	1,141,621	1,060,228	35,259,504
Customer [Member]
Gross carrying value
Gross carrying value at beginning			59,216,654	59,216,654	59,216,654
Gross carrying value, Write off		(59,216,654)	(59,216,654)	(59,216,654)
Gross carrying value at ending					59,216,654
Accumulated amortisation
Accumulated amortisation at beginning			24,030,158	24,030,158	12,135,640
Accumulated amortisation, Charge for the year					11,894,518
Accumulated amortisation, Write off		(24,030,158)	(24,030,158)	(24,030,158)
Accumulated amortisation at ending					24,030,158
Net block					35,186,496
Goodwill [Member]
Gross carrying value
Gross carrying value at beginning	736,946	810,427	73,008	73,008	390,927
Gross carrying value, Derecognised on ‘Disposals of a subsidary				(68,500)	(317,752)
Gross carrying value, Exchange differences	8,878	(73,601)	(78,582)	60,886	167
Gross carrying value, Acquisation through business combination		658,837	658,837	793,324
Gross carrying value at ending	728,068	736,946	810,427	736,946	73,008
Accumulated amortisation
Accumulated amortisation at beginning
Accumulated amortisation, Charge for the year
Accumulated amortisation at ending
Net block	728,068	736,946	810,427	736,946	73,008
Softwares [Member]
Gross carrying value
Gross carrying value at beginning	216	216			377
Gross carrying value, Additions
Gross carrying value, Derecognised on ‘Disposals of a subsidary					(377)
Gross carrying value, Acquisation through business combination		216	216	216
Gross carrying value at ending	216	216	216	216
Accumulated amortisation
Accumulated amortisation at beginning	54	27			114
Accumulated amortisation, Charge for the year	27	54	27	54
Accumulated amortisation, Derecognised on ‘Disposals of a subsidary					(114)
Accumulated amortisation at ending	81	54	27	54
Net block	135	162	189	162
Intangible asset under development [Member]
Gross carrying value
Gross carrying value at beginning	11,051	166,127	166,587	166,587
Gross carrying value, Additions				4,464	166,587
Gross carrying value, Exchange differences			460
Gross carrying value, Write off	(11,051)	160,000		160,000
Gross carrying value at ending		11,051	166,127	11,051	166,587
Accumulated amortisation
Accumulated amortisation at beginning
Accumulated amortisation at ending
Net block		11,051	166,127	11,051	166,587
Commercial rights [Member]
Gross carrying value
Gross carrying value at beginning	339,277	339,277
Gross carrying value, Derecognised on ‘Disposals of a subsidary
Gross carrying value, Acquisation through business combination		339,277	339,277	339,277
Gross carrying value at ending	339,277	339,277	339,277	339,277
Accumulated amortisation
Accumulated amortisation at beginning	16,157	8,272
Accumulated amortisation, Charge for the year	7,917	16,157	8,272	16,157
Accumulated amortisation at ending	24,074	16,157	8,272	16,157
Net block	$ 315,203	$ 323,120	$ 331,005	$ 323,120